Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Assets

	As of December 31,
	2017	2018
	RMB	RMB
Advances to suppliers	14,428	23,549
Other receivables	3,054	15,361
Prepayment for equipment	—	3,636
Other current assets	5,525	7,745
Rental deposits	276	235
Total	23,283	50,526
Less: non-current portion	—	(3,636)
Prepaid expenses and other assets-current portion	23,283	46,890